iShares
®
Global REIT ETF
Schedule of Investments
(unaudited)
January 31, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Australia  —  6 .9%
Abacus Group ........................... 1,100,534 $ 884,750
Abacus Storage King ...................... 1,052,410 1,132,340
Arena REIT ............................. 1,021,211 2,514,817
Aspen Group Ltd. ........................ 535,177 1,948,930
BWP Property Group Ltd. ................... 1,475,863 3,834,600
Centuria Industrial REIT .................... 1,654,752 3,738,914
Centuria Office REIT
(a)
..................... 1,320,976 979,653
Charter Hall Group ........................ 1,232,343 19,625,326
Charter Hall Long Wale REIT ................. 1,789,049 4,838,932
Charter Hall Retail REIT .................... 1,492,809 4,065,103
Charter Hall Social Infrastructure REIT .......... 864,487 1,747,348
Cromwell Property Group ................... 4,267,069 1,216,765
Dexus ................................ 2,776,869 12,954,834
Dexus Industria REIT ...................... 837,450 1,494,020
DigiCo Infrastructure REIT ................... 1,101,562 1,963,640
Goodman Group ......................... 5,219,839 110,888,585
GPT Group (The) ......................... 5,043,524 18,529,967
Growthpoint Properties Australia Ltd. ............ 721,994 1,149,579
HomeCo Daily Needs REIT .................. 4,593,703 4,121,951
Mirvac Group ........................... 10,361,476 14,389,666
National Storage REIT ..................... 3,192,165 6,117,284
Region Group ........................... 3,037,104 4,871,346
Scentre Group ........................... 13,684,322 38,780,947
Stockland .............................. 6,331,502 23,689,986
Vicinity Ltd. ............................. 10,088,650 17,211,720
Waypoint REIT Ltd. ....................... 1,609,699 2,743,818
305,434,821
a
Belgium  —  1 .2%
Aedifica SA ............................. 125,542 11,054,981
Ascencio .............................. 15,878 1,041,033
Care Property Invest N.V.
(a)
.................. 109,120 1,581,024
Cofinimmo SA ........................... 100,319 10,431,192
Home Invest Belgium SA .................... 27,389 612,975
Montea N.V. ............................ 55,183 4,674,078
Retail Estates N.V. ........................ 30,998 2,375,912
Shurgard Self Storage Ltd. .................. 86,083 3,124,618
Vastned N.V.
(b)
........................... 21,134 751,535
Warehouses De Pauw CVA .................. 482,450 13,670,527
Xior Student Housing N.V. ................... 101,729 3,385,630
52,703,505
a
Canada  —  2 .1%
Allied Properties REIT
(a)
.................... 332,836 3,434,323
Boardwalk Real Estate Investment Trust ......... 105,591 5,339,067
Canadian Apartment Properties REIT ........... 410,066 11,612,488
Choice Properties REIT .................... 731,894 8,191,580
Crombie REIT ........................... 287,866 3,297,991
Dream Industrial Real Estate Investment Trust ..... 751,198 7,094,632
First Capital Real Estate Investment Trust ........ 557,996 8,109,823
Granite Real Estate Investment Trust ........... 159,046 10,261,221
H&R Real Estate Investment Trust ............. 677,244 5,346,729
InterRent REIT .......................... 350,885 3,435,021
Killam Apartment REIT
(a)
.................... 310,784 4,003,343
Northwest Healthcare Properties REIT .......... 577,191 2,369,550
Primaris Real Estate Investment Trust ........... 308,194 3,745,904
RioCan REIT ............................ 781,593 11,198,825
SmartCentres Real Estate Investment Trust
(a)
...... 339,430 6,653,242
94,093,739
a
China  —  0 .0%
Yuexiu Real Estate Investment Trust ............ 6,931,000 753,705
a
Security Shares Value
a
France  —  2 .1%
Altarea SCA ............................ 16,559 $ 2,284,031
ARGAN SA , NVS ......................... 43,105 3,373,269
Carmila SA ............................. 165,224 3,197,153
Covivio SA ............................. 141,848 9,062,087
Gecina SA ............................. 134,659 12,368,594
ICADE
(b)
............................... 120,343 2,972,131
Klepierre SA ............................ 544,951 20,993,353
Mercialys SA ............................ 246,936 3,106,944
Unibail-Rodamco-Westfield .................. 319,991 35,379,777
92,737,339
a
Germany  —  0 .0%
Hamborner REIT AG ...................... 187,463 1,039,995
a
Hong Kong  —  0 .8%
Champion REIT
(a)
......................... 4,844,000 1,566,557
Fortune REIT ........................... 4,016,000 2,610,100
Link REIT .............................. 6,811,320 31,316,821
Prosperity REIT .......................... 3,694,000 695,213
Sunlight REIT ........................... 2,460,000 758,634
36,947,325
a
India  —  0 .3%
Embassy Office Parks REIT .................. 2,304,022 10,882,194
Knowledge Realty Trust .................... 942,897 1,258,734
Mindspace Business Parks REIT
(c)
............. 550,050 2,980,839
15,121,767
a
Ireland  —  0 .0%
Irish Residential Properties REIT PLC ........... 1,337,817 1,601,639
a
Italy  —  0 .0%
Immobiliare Grande Distribuzione SIIQ SpA ....... 142,899 605,822
a
Japan  —  5 .7%
Activia Properties, Inc. ..................... 5,447 5,087,136
Advance Residence Investment Corp. ........... 6,828 7,410,369
AEON REIT Investment Corp. ................ 4,498 3,893,011
Comforia Residential REIT, Inc. ............... 5,146 3,716,672
CRE Logistics REIT, Inc. .................... 1,458 1,570,631
Daiwa House REIT Investment Corp. , Class A ..... 10,865 9,467,001
Daiwa Office Investment Corp. , Class A .......... 1,343 3,199,639
Daiwa Securities Living Investments Corp. , Class A .. 4,986 3,700,222
Frontier Real Estate Investment Corp. ........... 6,395 3,767,469
Fukuoka REIT Corp. ....................... 1,921 2,316,231
Global One Real Estate Investment Corp. ........ 2,428 2,142,251
GLP J-REIT ............................ 11,513 10,578,629
Hankyu Hanshin REIT, Inc. , Class A ............ 1,718 1,821,312
Health Care & Medical Investment Corp. ......... 876 685,230
Heiwa Real Estate REIT, Inc. ................. 2,668 2,630,762
Hoshino Resorts REIT, Inc. .................. 1,452 2,410,512
Hulic REIT, Inc. .......................... 3,225 3,590,175
Ichigo Office REIT Investment Corp. ............ 2,389 1,500,162
Industrial & Infrastructure Fund Investment Corp. , Class
A .................................. 6,181 5,985,935
Invincible Investment Corp. .................. 18,918 8,012,118
Japan Excellent, Inc. ...................... 2,935 2,837,141
Japan Hotel REIT Investment Corp. , Class A ...... 12,747 6,853,396
Japan Logistics Fund, Inc. ................... 6,819 4,454,832
Japan Metropolitan Fund Invest ............... 17,649 13,891,209
Japan Prime Realty Investment Corp. ........... 9,363 6,349,738
Japan Real Estate Investment Corp. ............ 17,608 14,206,025
KDX Realty Investment Corp. , Class A .......... 9,759 10,557,640
LaSalle Logiport REIT ...................... 4,280 4,344,011
Mirai Corp. ............................. 4,570 1,476,298

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Global REIT ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Japan (continued)
MIRARTH Real Estate Investment Corp. ......... 2,248 $ 1,358,362
Mitsubishi Estate Logistics REIT Investment Corp. .. 3,493 2,969,894
Mitsui Fudosan Accommodations Fund, Inc. , Class A . 6,162 5,506,621
Mitsui Fudosan Logistics Park, Inc. ............. 7,865 5,870,143
Mori Hills REIT Investment Corp. , Class A ........ 3,702 3,473,316
Mori Trust REIT, Inc. ....................... 6,186 3,107,555
Nippon Building Fund, Inc. ................... 20,826 19,317,891
Nippon Prologis REIT, Inc. ................... 18,973 11,071,175
NIPPON REIT Investment Corp. ............... 4,199 2,608,398
Nomura Real Estate Master Fund, Inc. .......... 10,838 11,710,737
NTT UD REIT Investment Corp. ............... 3,379 3,115,814
One REIT, Inc. ........................... 1,727 1,015,299
Orix JREIT, Inc. .......................... 13,779 9,228,084
Samty Residential Investment Corp. ............ 839 617,954
Sankei Real Estate, Inc. .................... 1,006 863,771
Sekisui House REIT, Inc. .................... 10,120 5,942,709
SOSiLA Logistics REIT, Inc. .................. 1,720 1,423,937
Star Asia Investment Corp. .................. 6,396 2,482,651
Starts Proceed Investment Corp. , Class A ........ 602 818,321
Tokyu REIT, Inc. ......................... 2,188 2,933,035
United Urban Investment Corp. ............... 8,005 9,248,488
253,139,912
a
Malaysia  —  0 .3%
Axis Real Estate Investment Trust ............. 4,603,200 2,355,231
IGB Real Estate Investment Trust
(a)
............. 4,836,100 3,594,564
Pavilion Real Estate Investment Trust ........... 4,523,200 2,226,277
Sunway Real Estate Investment Trust ........... 4,932,700 3,236,068
11,412,140
a
Mexico  —  0 .9%
Concentradora Fibra Danhos SA de CV .......... 2,340,059 3,646,132
FIBRA Macquarie Mexico
(c)
.................. 2,104,687 4,376,535
Fibra MTY SAPI de CV
(a)
.................... 6,196,261 5,265,191
Fibra Uno Administracion SA de CV ............ 7,320,648 11,385,627
Prologis Property Mexico SA de CV ............ 2,835,607 13,029,254
37,702,739
a
Netherlands  —  0 .1%
Eurocommercial Properties N.V. ............... 109,265 3,223,228
NSI N.V. ............................... 38,626 847,607
Wereldhave N.V. ......................... 94,950 2,352,439
6,423,274
a
New Zealand  —  0 .2%
Argosy Property Ltd.
(a)
..................... 1,985,244 1,396,024
Goodman Property Trust .................... 2,541,285 2,960,758
Kiwi Property Group Ltd.
(a)
................... 3,704,368 2,249,090
Stride Property Group
(a)
.................... 1,265,385 963,788
Vital Healthcare Property Trust ................ 1,157,880 1,376,890
8,946,550
a
Philippines  —  0 .1%
AREIT, Inc. ............................. 3,720,920 2,739,479
RL Commercial REIT, Inc. ................... 18,949,000 2,323,550
5,063,029
a
Saudi Arabia  —  0 .1%
Al Maather REIT Fund ..................... 132,297 326,624
Al Rajhi REIT ........................... 695,718 1,489,486
Alahli REIT Fund 1 ........................ 127,071 216,489
Alinma Retail REIT Fund .................... 254,388 318,095
Alkhabeer REIT .......................... 261,108 403,075
Bonyan REIT ........................... 183,704 471,664
Derayah REIT ........................... 248,967 342,637
Jadwa REIT Alharamain Fund ................ 180,951 248,942
Security Shares Value
a
Saudi Arabia (continued)
Mulkia Gulf Real Estate REIT Fund ............. 207,308 $ 260,330
Musharaka Real Estate Income Fund ........... 231,020 263,622
Riyad REIT Fund ......................... 358,399 491,154
Sedco Capital REIT Fund ................... 409,559 770,836
5,602,954
a
Singapore  —  3 .1%
AIMS APAC REIT ........................ 1,553,728 1,835,565
CapitaLand Ascendas REIT .................. 9,788,214 21,904,636
CapitaLand Ascott Trust .................... 6,959,732 5,371,523
CapitaLand China Trust
(a)
................... 3,078,130 1,897,131
CapitaLand Integrated Commercial Trust ......... 15,588,004 29,264,982
CDL Hospitality Trusts
(a)
.................... 2,091,600 1,424,344
Digital Core REIT Management Pte Ltd. ......... 2,306,800 1,245,926
ESR-REIT ............................. 1,463,294 3,141,997
Far East Hospitality Trust ................... 2,471,200 1,185,840
First REIT
(a)
............................. 3,652,900 804,034
Frasers Centrepoint Trust ................... 3,341,433 5,883,551
Frasers Logistics & Commercial Trust
(a)
.......... 7,270,900 5,779,220
Keppel DC REIT ......................... 5,107,964 9,152,978
Keppel REIT ............................ 7,855,620 6,090,996
Lendlease Global Commercial REIT ............ 4,535,291 2,275,871
Mapletree Industrial Trust
(a)
.................. 5,450,310 9,035,192
Mapletree Logistics Trust
(a)
.................. 8,830,913 9,395,564
Mapletree Pan Asia Commercial Trust
(a)
.......... 5,916,391 6,785,234
OUE REIT ............................. 6,034,900 1,779,017
Parkway Life REIT ........................ 1,143,300 3,668,906
Sasseur Real Estate Investment Trust
(a)
.......... 1,419,000 764,845
Starhill Global REIT ....................... 3,692,600 1,712,856
Stoneweg Europe Stapled Trust , NVS ........... 940,400 1,772,377
Suntec REIT ............................ 5,502,200 6,215,374
138,387,959
a
South Africa  —  0 .6%
Attacq Ltd. ............................. 1,833,833 1,975,312
Burstone Group Ltd. ....................... 1,684,568 960,594
Emira Property Fund Ltd. ................... 365,119 303,555
Equites Property Fund Ltd. .................. 1,930,396 2,147,636
Fairvest Ltd. , Class B ...................... 3,713,604 1,521,879
Growthpoint Properties Ltd. .................. 8,453,256 9,262,409
Redefine Properties Ltd. .................... 17,519,561 6,721,150
Resilient REIT Ltd. ........................ 759,442 3,784,428
Stor-Age Property REIT Ltd.
(a)
................ 1,180,343 1,291,865
27,968,828
a
South Korea  —  0 .2%
ESR Kendall Square REIT Co. Ltd. ............. 436,496 1,340,358
JR Global REIT .......................... 514,167 831,729
LOTTE REIT Co. Ltd. ...................... 410,709 1,243,239
Shinhan Alpha REIT Co. Ltd. ................. 303,549 1,225,555
SK REITs Co. Ltd. ........................ 505,795 1,953,745
6,594,626
a
Spain  —  0 .5%
Colonial SFL Socimi SA .................... 988,110 6,111,591
Merlin Properties Socimi SA ................. 991,307 14,753,824
20,865,415
a
Thailand  —  0 .0%
CPN Retail Growth Leasehold REIT
(a)
........... 4,866,600 1,747,738
a
Turkey  —  0 .1%
AKIS Gayrimenkul Yatirimi A.S. ............... 2,489,633 501,284
Alarko Gayrimenkul Yatirim Ortakligi A.S.
(b)
........ 2,497,303 303,786
Emlak Konut Gayrimenkul Yatirim Ortakligi A.S. .... 5,065,726 2,978,204

iShares
®
Global REIT ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Turkey (continued)
Is Gayrimenkul Yatirim Ortakligi AS
(b)
............ 1,167,174 $ 648,236
4,431,510
a
United Kingdom  —  4 .2%
AEW UK REIT PLC ....................... 322,152 476,082
Big Yellow Group PLC ..................... 484,243 6,854,845
British Land Co. PLC (The) .................. 2,540,354 14,489,996
Custodian Property Income REIT PLC ........... 1,050,067 1,218,457
Derwent London PLC ...................... 279,002 7,389,823
Grainger PLC ........................... 1,836,159 4,874,267
Great Portland Estates PLC .................. 1,020,648 5,223,299
Hammerson PLC ......................... 1,335,115 6,482,876
Helical PLC ............................. 276,893 730,532
Home REIT PLC
(b) (d)
....................... 1,719,812 228,035
Land Securities Group PLC .................. 1,951,379 17,416,910
Life Science REIT PLC
(b)
.................... 755,074 424,648
LondonMetric Property PLC .................. 5,869,908 16,113,421
NewRiver REIT PLC ....................... 986,911 980,420
Picton Property Income Ltd. .................. 1,412,750 1,604,504
Primary Health Properties PLC ................ 6,576,849 9,335,403
Regional REIT Ltd.
(c)
....................... 329,732 462,018
Residential Secure Income PLC
(c)
.............. 516,464 392,927
Safestore Holdings PLC .................... 562,970 6,370,713
Schroder REIT Ltd. ....................... 1,246,306 958,425
Segro PLC ............................. 3,546,626 36,950,799
Shaftesbury Capital PLC .................... 3,863,605 7,600,763
Sirius Real Estate Ltd. ..................... 3,868,281 5,200,533
Social Housing REIT PLC
(c)
.................. 1,018,332 1,029,749
Supermarket Income REIT PLC ............... 3,238,846 3,708,155
Target Healthcare REIT PLC ................. 1,617,411 2,301,968
Tritax Big Box REIT PLC .................... 6,429,582 14,594,692
UNITE Group PLC (The) .................... 1,244,809 9,681,357
Workspace Group PLC ..................... 343,518 1,971,872
185,067,489
a
United States  —  69 .7%
Acadia Realty Trust ....................... 344,074 6,884,921
Agree Realty Corp. ....................... 298,359 21,550,471
Alexander & Baldwin, Inc. ................... 190,369 3,948,253
Alexandria Real Estate Equities, Inc. ............ 450,485 24,614,500
American Assets Trust, Inc. .................. 135,606 2,449,044
American Healthcare REIT, Inc. ............... 439,656 20,624,263
American Homes 4 Rent , Class A .............. 899,329 28,166,984
Americold Realty Trust, Inc. .................. 752,692 9,340,908
Apartment Investment and Management Co. ...... 344,145 2,023,573
Apple Hospitality REIT, Inc. .................. 584,160 6,799,622
AvalonBay Communities, Inc. ................ 374,118 66,469,545
Brixmor Property Group, Inc. ................. 799,601 21,421,311
Broadstone Net Lease, Inc. , Class A ............ 496,151 9,183,755
BXP, Inc. .............................. 416,945 26,963,833
Camden Property Trust ..................... 277,950 30,310,447
CareTrust REIT, Inc. ....................... 584,424 21,822,392
Centerspace ............................ 44,770 2,877,368
COPT Defense Properties ................... 298,098 9,184,399
Cousins Properties, Inc. .................... 439,567 11,094,671
CubeSmart ............................. 594,506 22,311,810
Curbline Properties Corp. ................... 253,991 6,159,282
DiamondRock Hospitality Co. ................. 538,806 4,946,239
Digital Realty Trust, Inc. .................... 905,151 150,209,808
Douglas Emmett, Inc. ...................... 374,099 3,950,485
Easterly Government Properties, Inc. ........... 110,917 2,594,349
EastGroup Properties, Inc. .................. 139,487 25,336,419
Empire State Realty Trust, Inc. , Class A .......... 374,644 2,483,890
EPR Properties .......................... 196,401 10,652,790
Equinix, Inc. ............................ 257,100 211,061,103
Security Shares Value
a
United States (continued)
Equity LifeStyle Properties, Inc. ............... 505,471 $ 31,930,603
Equity Residential ........................ 996,391 62,095,087
Essential Properties Realty Trust, Inc. ........... 517,378 15,707,596
Essex Property Trust, Inc. ................... 167,801 42,264,038
Extra Space Storage, Inc. ................... 554,207 76,463,940
Federal Realty Investment Trust ............... 224,325 22,692,717
First Industrial Realty Trust, Inc. ............... 336,199 19,509,628
Four Corners Property Trust, Inc. .............. 273,895 6,751,512
Gaming and Leisure Properties, Inc. ............ 714,255 31,962,911
Getty Realty Corp. ........................ 138,856 4,146,240
Global Net Lease, Inc. ..................... 512,725 4,850,378
Healthcare Realty Trust, Inc. , Class A ........... 863,532 14,498,702
Healthpeak Properties, Inc. .................. 1,823,858 31,443,312
Highwoods Properties, Inc. .................. 285,341 7,376,065
Host Hotels & Resorts, Inc. .................. 1,803,547 33,419,726
Independence Realty Trust, Inc. ............... 626,055 10,455,119
Innovative Industrial Properties, Inc. , Class A ...... 73,603 3,556,497
InvenTrust Properties Corp. .................. 205,043 6,026,214
Invitation Homes, Inc. ...................... 1,610,880 43,058,822
Iron Mountain, Inc. ........................ 771,807 71,106,579
JBG SMITH Properties ..................... 154,762 2,606,192
Kilroy Realty Corp. ........................ 309,071 10,656,768
Kimco Realty Corp. ....................... 1,756,497 37,026,957
Kite Realty Group Trust ..................... 567,099 13,321,156
Lineage, Inc. ............................ 186,078 6,644,845
LTC Properties, Inc. ....................... 119,284 4,350,287
LXP Industrial Trust ....................... 151,886 7,525,951
Macerich Co. (The) ....................... 662,544 12,541,958
Medical Properties Trust, Inc. ................. 1,314,251 6,597,540
Mid-America Apartment Communities, Inc. ........ 305,623 41,045,169
National Health Investors, Inc. ................ 121,898 10,010,264
National Storage Affiliates Trust ............... 186,422 5,930,084
NETSTREIT Corp. ........................ 217,515 4,097,983
NexPoint Residential Trust, Inc. ............... 60,588 1,830,969
NNN REIT, Inc. .......................... 491,151 20,466,262
Omega Healthcare Investors, Inc. .............. 775,646 34,035,346
Park Hotels & Resorts, Inc. .................. 518,078 5,662,593
Pebblebrook Hotel Trust .................... 306,451 3,499,670
Phillips Edison & Co., Inc. ................... 329,586 11,940,901
Piedmont Realty Trust, Inc. , Class A ............ 327,135 2,754,477
Prologis, Inc. ............................ 2,440,286 318,603,740
Public Storage ........................... 415,504 114,758,050
Realty Income Corp. ....................... 2,408,907 147,328,752
Regency Centers Corp. .................... 475,040 34,616,165
Rexford Industrial Realty, Inc. ................ 614,344 24,899,362
RLJ Lodging Trust ........................ 355,237 2,639,411
Ryman Hospitality Properties, Inc. ............. 160,864 15,233,821
Sabra Health Care REIT, Inc. ................. 620,327 11,618,725
Safehold, Inc. ........................... 146,415 2,065,916
Sila Realty Trust, Inc. ...................... 144,989 3,530,482
Simon Property Group, Inc. .................. 852,340 163,061,165
SL Green Realty Corp. ..................... 187,933 8,415,640
STAG Industrial, Inc. ...................... 491,051 18,419,323
Sun Communities, Inc. ..................... 321,700 40,994,231
Sunstone Hotel Investors, Inc. ................ 470,596 4,127,127
Tanger, Inc. ............................. 291,783 9,547,140
Terreno Realty Corp. ...................... 266,311 16,388,779
UDR, Inc. .............................. 869,000 32,283,350
UMH Properties, Inc. ...................... 211,086 3,299,274
Urban Edge Properties ..................... 329,087 6,394,160
Ventas, Inc. ............................ 1,231,762 95,670,955
Veris Residential, Inc. ...................... 195,224 2,965,453
VICI Properties, Inc. ....................... 2,810,133 78,908,535
Vornado Realty Trust ...................... 463,992 14,792,065

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Global REIT ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
United States (continued)
Welltower, Inc. ........................... 1,808,971 $ 340,737,778
WP Carey, Inc. .......................... 569,602 39,729,739
Xenia Hotels & Resorts, Inc. ................. 245,787 3,625,358
3,101,951,989
a
Total Common Stocks — 99.2%
(Cost: $ 4,347,934,321 ) ............................... 4,416,345,809
a
Rights
Brazil  —  0 .0%
Alianza Trust Renda Imobiliaria FII (Expires 02/04/26 )
(b)
129,564 4,924
a
Total Rights — 0.0%
(Cost: $ – ) ........................................ 4,924
a
Investment Companies
Brazil  —  0 .2%
Alianza Trust Renda Imobiliaria FII ............. 316,827 647,771
BRESCO Fundo de Investimentos Imobiliario ...... 43,417 986,519
FII BTLG .............................. 128,478 2,504,988
Hedge Brasil Shopping FII ................... 341,440 1,297,573
HSI Mall FII ............................. 58,039 1,020,997
Vinci Logistica FII ......................... 38,863 758,023
Vinci Shopping Centers FII .................. 74,098 1,538,912
a
Total Investment Companies — 0.2%
(Cost: $ 8,263,477 ) .................................. 8,754,783
a
Total Long-Term Investments — 99.4%
(Cost: $ 4,356,197,798 ) ............................... 4,425,105,516
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .8%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.82%
(e) (f) (g)
...................... 24,542,730 $ 24,555,002
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.64%
(e) (f)
............................. 12,057,209 12,057,209
a
Total Short-Term Securities — 0.8%
(Cost: $ 36,612,211 ) ................................. 36,612,211
Total Investments —  100.2%
(Cost: $ 4,392,810,009 ) ............................... 4,461,717,727
Liabilities in Excess of Other Assets — ( 0 .2 ) % ............... (10,724,729)
Net Assets — 100.0% ................................. $ 4,450,992,998
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/26
  Shares Held
at 01/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL
Agency Shares .. $ 13,890,921  $ 10,662,725
(a)
$ —  $ 1,004  $ 352  $ 24,555,002  24,542,730  $ 86,499
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares ........ 9,860,000  2,197,209
(a)
—  —  —  12,057,209  12,057,209  295,426  —
$ —  $ 1,004  $ 352
$ 36,612,211
$ 381,925  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

iShares
®
Global REIT ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2026

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
SPI 200 Index ........................................................................ 25 03/19/26 $ 3,842 $ 47,013
Dow Jones U.S. Real Estate Index .......................................................... 579 03/20/26 21,174 301,149
$ 348,162
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 3,341,014,769 $ 1,075,103,005 $ 228,035 $ 4,416,345,809
Investment Companies ..................................... 8,754,783 — — 8,754,783
Rights ................................................ — 4,924 — 4,924
Short-Term Securities
Money Market Funds ...................................... 36,612,211 — — 36,612,211
$ 3,386,381,763 $ 1,075,107,929 $ 228,035 $ 4,461,717,727
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 348,162 $ — $ — $ 348,162
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust